UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments.

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares	INVESTMENTS- 122.5%			Value
	COMMON STOCK - 106.2%
	AGRICULTURE - 4.1%
185,482	Cadiz Inc. *			$ 1,307,648

	INSURANCE - 3.5%
75,794	Radian Group Inc.			1,139,184

	INTERNET - 4.8%			1,553,210
74,566	CyrusOne Inc. - REIT

	LODGING - 11.6%
17,750	Las Vegas Sands Corp.			1,433,845
40,050	MGM Resorts International *			1,035,693
5,800	Wynn Resorts Ltd.			1,288,470
				3,758,008
	REITS - 78.5%
17,327	Alexandria Real Estate Equities Inc.			1,257,247
7,831	American Campus Communities Inc.			292,488
19,900	American Tower Corp.			1,629,213
5,400	AvalonBay Communities Inc.			709,128
24,562	BioMed Realty Trust Inc.			503,275
4,700	Boston Properties Inc.			538,291
111,848	Education Realty Trust Inc.			1,103,940
26,900	Equity Lifestyle Properties Inc.			1,093,485
32,900	Extra Space Storage Inc.			1,595,979
9,725	Federal Realty Investment Trust			1,115,652
16,029	Health Care REIT Inc.			955,329
70,628	Healthcare Trust of America Inc.			804,453
40,000	Hudson Pacific Properties Inc.			922,800
28,900	LaSalle Hotel Properties			904,859
76,800	NorthStar Realty Finance Corp.			1,239,552
16,012	Pebblebrook Hotel Trust			540,725
16,800	Prologis Inc.			685,944
5,243	Public Storage			883,393
57,859	QTS Realty Trust Inc. - Cl. A			1,451,682
23,739	RAIT Financial Trust			201,544
8,290	Simon Property Group Inc.			1,359,560
108,316	Strategic Hotels & Resorts Inc. *			1,103,740
30,568	Sun Communities Inc.			1,378,311
45,725	Tanger Factory Outlet Centers Inc.			1,600,375
21,020	Taubman Centers Inc.			1,488,006
				25,358,971
	TELECOMMUNICATIONS - 3.7%
13,200	SBA Communications Corp. - Cl. A *			1,200,672

	TOTAL COMMON STOCK (Cost - $32,069,816)			34,317,693

		Dividend
	PREFERRED STOCK - 16.3%	Rate (%)	Maturity
	REITS - 16.3%
4,642	Campus Crest Communities Inc.	8.000%	Perpetual	116,746
21,797	CoreSite Realty Corp.	7.250	Perpetual	539,498

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
		Dividend
Shares		Rate (%)	Maturity	Value
	REITS - 16.3% (continued)
20,000	DuPont Fabros Technology Inc.	7.625%	Perpetual	$ 501,600
31,500	EPR Properties	9.000	Perpetual	960,750
8,841	FelCor Lodging Trust Inc.	8.000	Perpetual	224,738
20,100	Glimcher Realty Trust	7.500	Perpetual	504,912
18,689	iStar Financial Inc.	7.500	Perpetual	433,585
20,000	LaSalle Hotel Properties	7.250	Perpetual	507,200
20,823	RAIT Financial Trust	7.750	Perpetual	498,086
21,955	Strategic Hotels & Resorts Inc.	8.500	Perpetual	560,731
16,838	Strategic Hotels & Resorts Inc.	8.250	Perpetual	424,486
	TOTAL PREFERRED STOCK (Cost - $5,177,412)			5,272,332

	TOTAL INVESTMENTS - 122.5% (Cost - $37,247,228) (a)			$ 39,590,025
	LIABILITIES LESS OTHER ASSETS - (22.5) %			(7,264,862)

	NET ASSETS - 100.0%			$ 32,325,163

	SECURITIES SOLD SHORT - (21.9) %
Shares	COMMON STOCK - (4.5) %
	REITS - (4.5) %
(36,154)	Associated Estates Realty Corp.			$ (612,449)
(21,635)	Intrawest Resorts Holdings Inc. *			(350,971)
(14,873)	RE/MAX Holdings Inc. - Cl. A *			(492,619)
	TOTAL COMMON STOCK (Proceeds - $1,470,484)			(1,456,039)

	EXCHANGE TRADED FUNDS - (17.4) %
(42,100)	iShares 20+ Year Treasury Bond ETF			(4,593,110)
(8,800)	iShares iBoxx $ Investment Grade Corporate Bond ETF			(1,029,336)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $5,465,741)			(5,622,446)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $6,936,225) (a)			$ (7,078,485)

Number
of Contracts **			Expiration
	WRITTEN OPTIONS - (0.0) %
	WRITTEN PUT OPTIONS - (0.0) %
(100)	Radian Group, Inc. @ 14.00		14-Apr	$ 1,499
	TOTAL WRITTEN OPTIONS (Premiums - $2,999)

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-income producing security.
+	All or part of the security was held as collateral as of March 31, 2014.
**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
(a)

Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (including securities sold short) is $30,311,003 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 2,391,968
		Unrealized Depreciation:		(191,431)
	Net Unrealized Appreciation:			$ 2,200,537

Altegris /AACA Real Estate Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
March 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and prices on the valuation date.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris /AACA Real Estate Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
March 31, 2014

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments*
Common Stock	$ 34,317,693	$ -	$ -	$ 34,317,693
Preferred Stock	5,272,332			5,272,332
Derivatives
Written Options	1,499	-	-	1,499
Total Assets	$ 39,591,524	$ -	$ -	$ 39,591,524
Liabilities
Securities Sold Short*
Common Stock	$ (1,456,039)	$ -	$ -	$ (1,456,039)
Exchange Traded Funds	(5,622,446)	-	-	(5,622,446)
Total Liabilities	$ (7,078,485)	$ -	$ -	$ (7,078,485)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Altegris /AACA Real Estate Long Short Fund
Portfolio of Investments (Unaudited) (Continued)
March 31, 2014

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period, January 8, 2014 (commencement of operations) to March 31, 2014, were as follows:

			Written Put Options
			Number of Contracts	Premiums Received
Options outstanding, beginning of period, 1/8/2014			-	$ -
Option written			398	25,529
Options expired			(270)	(9,387)
Options closed			(28)	(13,143)
Options outstanding, end of period 3/31/2014			100	2,999

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/27/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/27/14